SCUDDER
                                                                     INVESTMENTS

Scudder Emerging Markets Growth Fund

Scudder Global Discovery Fund

Class AARP and Class S Shares

Supplement to Prospectus Dated March 1, 2002

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The following replaces the fee and expense information shown for each fund under
How Much Investors Pay:

Scudder Emerging Markets Growth Fund

The fund's Class AARP and Class S shares have no sales charges or other shareholder fees other than a short-term redemption/exchange fee. The fund does have annual operating expenses and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

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Fee Table
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Shareholder Fees, paid directly from your investment                 None
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Redemption/Exchange Fee, on shares owned less than a year           2.00%
(as a % of amount redeemed, if applicable)
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                                      1.25%
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Distribution (12b-1) Fee                                             None
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Other Expenses*                                                      0.65
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Total Annual Operating Expenses*                                     1.90
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*        Restated to reflect maximum annual estimated costs. Through September
         30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.65% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.75% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and director and director counsel fees. Through September 30, 2003, Other Expenses and Total Operating Expenses for Class AARP and Class S are estimated to be as shown in the table. After September 30, 2003, Other Expenses are estimated to be 1.55% and 2.10% (annualized) for Class AARP and Class S shares, respectively, and, after giving effect to the expense waiver, Total Annual Operating Expenses are estimated to be 1.75% (annualized) for Class AARP and Class S shares.

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Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example                    1 Year        3 Years       5 Years       10 Years
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Class AARP/S shares         $193          $597          $1,026        $2,222
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

Scudder Global Discovery Fund

The fund's Class AARP and Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

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Fee Table                                            Class AARP      Class S
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Shareholder Fees, paid directly from your              None           None
investment
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                          1.10%          1.10%
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Distribution (12b-1) Fee                                None           None
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Other Expenses*                                         0.38           0.70
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Total Annual Operating Expenses*                        1.48           1.80
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Less Expense Waiver*                                    0.00           0.30
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Net Annual Fund Operating Expenses (after waiver)       1.48           1.50
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*        Restated to reflect maximum annual estimated costs. Through September
         30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.375% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.50% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and director and director counsel fees. With regard to Class AARP shares, assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

         Through September 30, 2003, Other Expenses are estimated to be 0.38% (annualized) and Total Annual Operating Expenses are estimated to be 1.48% (annualized) for Class AARP and Class S shares. After September 30, 2003, Other Expenses are estimated to be 0.28% and 0.70% for Class AARP and Class S shares, respectively, and, after giving effect to the expense waiver for Class S only, Total Annual Operating Expenses are estimated to be 1.38% and 1.50% for Class AARP and Class S shares, respectively.

Based on the costs above (including for Class S shares, two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example                    1 Year        3 Years       5 Years       10 Years
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Class AARP                  $151          $468           $808         $1,768
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Class S                     $153          $506           $917         $2,065
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February 5, 2003